Distribution Date:	11/18/21	WFRBS Commercial Mortgage Trust 2014-C21
Determination Date:	11/12/21
Next Distribution Date:	12/17/21
Record Date:	10/29/21	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	RBS Commercial Funding Inc.
Certificate Factor Detail	3		Thomas Conway	(203) 897-2365
Certificate Interest Reconciliation Detail	4		600 Washington Boulevard, | Stamford, CT 06901
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Cash Flows	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		Kathleen Luzik	(703) 302-1902
Current Mortgage Loan and Property Stratification	9-13		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Mortgage Loan Detail (Part 1)	14-17	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 2)	18-21		Brian Hanson		bhanson@cwcapital.com
Principal Prepayment Detail	22		900 19th Street, NW,8th Floor | Washington, DC 20006
Historical Detail	23	Trust Advisor	Trimont Real Estate Advisors, LLC
			Trust Advisor		Trustadvisor@trimontrea.com
Delinquency Loan Detail	24
			3500 Lenox Road,Suite G1 | Atlanta, GA 30326
Collateral Stratification and Historical Detail	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	26		Bank, N.A.
Specially Serviced Loan Detail - Part 2	27		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Modified Loan Detail	28		9062 Old Annapolis Road, | Columbia, MD 21045
Historical Liquidated Loan Detail	29	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	30		General Contact	(302) 636-4140
Interest Shortfall Detail - Collateral Level	31		1100 North Market St., | Wilmington, DE 19890
Supplemental Notes	32

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class (3)	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	92939FAQ2	1.413000%	65,991,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939FAR0	2.917000%	109,139,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939FAS8	3.428000%	48,253,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	92939FAT6	3.410000%	330,000,000.00	302,445,602.05	0.00	859,449.59	0.00	0.00	859,449.59	302,445,602.05	37.97%	30.00%
A-5	92939FAU3	3.678000%	344,019,000.00	344,019,000.00	0.00	1,054,418.23	0.00	0.00	1,054,418.23	344,019,000.00	37.97%	30.00%
A-SB	92939FAV1	3.393000%	49,455,000.00	25,128,321.09	879,938.31	71,050.33	0.00	0.00	950,988.64	24,248,382.78	37.97%	30.00%
A-SBFL	92939FBE8	0.645880%	49,000,000.00	24,897,133.43	871,842.63	13,847.15	0.00	0.00	885,689.78	24,025,290.80	37.97%	30.00%
A-SBFX 92939FBG3		3.393000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92939FAW9	3.891000%	92,473,000.00	92,473,000.00	0.00	299,843.70	0.00	0.00	299,843.70	92,473,000.00	29.72%	23.50%
B	92939FAX7	4.213000%	97,807,000.00	97,807,000.00	0.00	343,384.08	0.00	0.00	343,384.08	97,807,000.00	20.98%	16.63%
C	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00	16.22%	12.88%
D	92939FAE9	3.497000%	83,580,000.00	83,580,000.00	0.00	243,566.05	0.00	0.00	243,566.05	83,580,000.00	8.76%	7.00%
E	92939FAG4	3.494000%	19,562,000.00	19,562,000.00	0.00	56,958.02	0.00	0.00	56,958.02	19,562,000.00	7.01%	5.63%
F	92939FAJ8	3.494000%	26,675,000.00	26,675,000.00	0.00	77,668.71	0.00	0.00	77,668.71	26,675,000.00	4.63%	3.75%
G	92939FAL3	3.494000%	53,349,723.00	51,847,039.64	0.00	57,321.26	0.00	0.00	57,321.26	51,847,039.64	0.00%	0.00%
V	92939FAN9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939FAP4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,422,653,725.01	1,121,784,096.21	1,751,780.94	3,265,743.70	0.00	0.00	5,017,524.64	1,120,032,315.27

Notional Certificates
X-A	92939FBA6	1.171718%	1,088,330,000.00	788,963,056.57	0.00	770,368.31	0.00	0.00	770,368.31	787,211,275.63
X-B	92939FBB4	0.791040%	234,737,000.00	234,737,000.00	0.00	154,738.69	0.00	0.00	154,738.69	234,737,000.00
X-C	92939FAA7	1.259876%	19,562,000.00	19,562,000.00	0.00	20,538.07	0.00	0.00	20,538.07	19,562,000.00
X-D	92939FAC3	1.259876%	26,675,000.00	26,675,000.00	0.00	28,005.98	0.00	0.00	28,005.98	26,675,000.00
X-E	92939FBC2	1.259876%	53,349,723.00	51,847,039.64	0.00	54,434.01	0.00	0.00	54,434.01	51,847,039.64
Notional SubTotal			1,422,653,723.00	1,121,784,096.21	0.00	1,028,085.06	0.00	0.00	1,028,085.06	1,120,032,315.27

Deal Distribution Total					1,751,780.94	4,293,828.76	0.00	0.00	6,045,609.70

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 4.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939FAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939FAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939FAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	92939FAT6	916.50182439	0.00000000	2.60439270	0.00000000	0.00000000	0.00000000	0.00000000	2.60439270	916.50182439
A-5	92939FAU3	1,000.00000000	0.00000000	3.06499999	0.00000000	0.00000000	0.00000000	0.00000000	3.06499999	1,000.00000000
A-SB	92939FAV1	508.10476372	17.79270670	1.43666626	0.00000000	0.00000000	0.00000000	0.00000000	19.22937297	490.31205702
A-SBFL	92939FBE8	508.10476388	17.79270673	0.28259490	0.00000000	0.00000000	0.00000000	0.00000000	18.07530163	490.31205714
A-SBFX	92939FBG3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92939FAW9	1,000.00000000	0.00000000	3.24249997	0.00000000	0.00000000	0.00000000	0.00000000	3.24249997	1,000.00000000
B	92939FAX7	1,000.00000000	0.00000000	3.51083338	0.00000000	0.00000000	0.00000000	0.00000000	3.51083338	1,000.00000000
C	92939FAY5	1,000.00000000	0.00000000	3.52833327	0.00000000	0.00000000	0.00000000	0.00000000	3.52833327	1,000.00000000
D	92939FAE9	1,000.00000000	0.00000000	2.91416667	0.00000000	0.00000000	0.00000000	0.00000000	2.91416667	1,000.00000000
E	92939FAG4	1,000.00000000	0.00000000	2.91166650	0.00000000	0.00000000	0.00000000	0.00000000	2.91166650	1,000.00000000
F	92939FAJ8	1,000.00000000	0.00000000	2.91166673	0.00000000	0.00000000	0.00000000	0.00000000	2.91166673	1,000.00000000
G	92939FAL3	971.83334279	0.00000000	1.07444344	1.75521136	37.97813833	0.00000000	0.00000000	1.07444344	971.83334279
V	92939FAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92939FAP4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92939FBA6	724.92999051	0.00000000	0.70784441	0.00000000	0.00000000	0.00000000	0.00000000	0.70784441	723.32038594
X-B	92939FBB4	1,000.00000000	0.00000000	0.65920025	0.00000000	0.00000000	0.00000000	0.00000000	0.65920025	1,000.00000000
X-C	92939FAA7	1,000.00000000	0.00000000	1.04989623	0.00000000	0.00000000	0.00000000	0.00000000	1.04989623	1,000.00000000
X-D	92939FAC3	1,000.00000000	0.00000000	1.04989616	0.00000000	0.00000000	0.00000000	0.00000000	1.04989616	1,000.00000000
X-E	92939FBC2	971.83334279	0.00000000	1.02032414	0.00000000	0.00000000	0.00000000	0.00000000	1.02032414	971.83334279

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/21 - 10/30/21	30	0.00	859,449.59	0.00	859,449.59	0.00	0.00	0.00	859,449.59	0.00
A-5	10/01/21 - 10/30/21	30	0.00	1,054,418.23	0.00	1,054,418.23	0.00	0.00	0.00	1,054,418.23	0.00
A-SB	10/01/21 - 10/30/21	30	0.00	71,050.33	0.00	71,050.33	0.00	0.00	0.00	71,050.33	0.00
A-SBFL	10/18/21 - 11/17/21	31	0.00	13,847.15	0.00	13,847.15	0.00	0.00	0.00	13,847.15	0.00
A-SBFX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	10/01/21 - 10/30/21	30	0.00	770,368.31	0.00	770,368.31	0.00	0.00	0.00	770,368.31	0.00
X-B	10/01/21 - 10/30/21	30	0.00	154,738.69	0.00	154,738.69	0.00	0.00	0.00	154,738.69	0.00
X-C	10/01/21 - 10/30/21	30	0.00	20,538.07	0.00	20,538.07	0.00	0.00	0.00	20,538.07	0.00
X-D	10/01/21 - 10/30/21	30	0.00	28,005.98	0.00	28,005.98	0.00	0.00	0.00	28,005.98	0.00
X-E	10/01/21 - 10/30/21	30	0.00	54,434.01	0.00	54,434.01	0.00	0.00	0.00	54,434.01	0.00
A-S	10/01/21 - 10/30/21	30	0.00	299,843.70	0.00	299,843.70	0.00	0.00	0.00	299,843.70	0.00
B	10/01/21 - 10/30/21	30	0.00	343,384.08	0.00	343,384.08	0.00	0.00	0.00	343,384.08	0.00
C	10/01/21 - 10/30/21	30	0.00	188,236.58	0.00	188,236.58	0.00	0.00	0.00	188,236.58	0.00
D	10/01/21 - 10/30/21	30	0.00	243,566.05	0.00	243,566.05	0.00	0.00	0.00	243,566.05	0.00
E	10/01/21 - 10/30/21	30	0.00	56,958.02	0.00	56,958.02	0.00	0.00	0.00	56,958.02	0.00
F	10/01/21 - 10/30/21	30	0.00	77,668.71	0.00	77,668.71	0.00	0.00	0.00	77,668.71	0.00
G	10/01/21 - 10/30/21	30	1,932,483.12	150,961.30	0.00	150,961.30	93,640.04	0.00	0.00	57,321.26	2,026,123.16
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,932,483.12	4,387,468.80	0.00	4,387,468.80	93,640.04	0.00	0.00	4,293,828.76	2,026,123.16

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 32

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939FAW9	3.891000%	92,473,000.00	92,473,000.00	0.00	299,843.70	0.00	0.00	299,843.70	92,473,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939FAX7	4.213000%	97,807,000.00	97,807,000.00	0.00	343,384.08	0.00	0.00	343,384.08	97,807,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939FAY5	4.234000%	53,350,000.00	53,350,000.00	0.00	188,236.58	0.00	0.00	188,236.58	53,350,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			243,630,000.03	243,630,000.00	0.00	831,464.36	0.00	0.00	831,464.36	243,630,000.00

Exchangeable Certificate Details
PEX	92939FAZ2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

	Additional Information

Total Available Distribution Amount (1)	6,045,609.70
Benchmark: 1-Month LIBOR
Current Period %	0.085880
Next Period %	0.088880
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 6 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,479,450.05	Master Servicing Fee	29,659.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,881.14
Interest Adjustments	(793.17)	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	482.99
ARD Interest	0.00	Trust Advisor Fee	1,405.36
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,478,656.88	Total Fees	34,638.63

Principal		Expenses/Reimbursements
Scheduled Principal	1,750,987.77	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	61,412.38
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	30,523.74
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,703.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	793.17	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,751,780.94	Total Expenses/Reimbursements	93,640.04

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,293,828.76
Excess Liquidation Proceeds	0.00	Principal Distribution	1,751,780.94
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	56,549.49
Total Other Collected	0.00	Total Payments to Certificateholders and Others	6,102,159.19
Total Funds Collected	6,230,437.82	Total Funds Distributed	6,230,437.86

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 7 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,121,784,096.21	1,121,784,096.21	Beginning Certificate Balance	1,121,784,096.21
(-) Scheduled Principal Collections	1,750,987.77	1,750,987.77	(-) Principal Distributions	1,751,780.94
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	793.17	793.17	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,120,032,315.27	1,120,032,315.27	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,124,711,489.75	1,124,711,489.75	Ending Certificate Balance	1,120,032,315.27
Ending Actual Collateral Balance	1,122,989,227.55	1,122,989,227.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.75%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 8 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	19	109,432,694.90	9.77%	30	4.8591	NAP	Defeased	19	109,432,694.90	9.77%	30	4.8591	NAP
1,000,000 or less	2	1,570,457.72	0.14%	31	4.2126	1.307478	1.20 or less	26	353,576,315.59	31.57%	32	4.5525	0.198016
1,000,001 to 2,000,000	8	11,461,806.66	1.02%	31	4.8756	2.002820	1.21 to 1.30	6	84,217,035.09	7.52%	22	4.7396	1.292110
2,000,001 to 3,000,000	12	28,125,045.53	2.51%	31	4.6465	2.247470	1.31 to 1.40	2	56,055,920.71	5.00%	32	4.6225	1.378630
3,000,001 to 4,000,000	12	42,473,776.26	3.79%	31	4.8719	2.317220	1.41 to 1.50	2	11,002,864.95	0.98%	32	4.0833	1.454338
4,000,001 to 5,000,000	9	39,635,134.65	3.54%	31	4.6492	1.718955	1.51 to 1.60	9	69,066,835.58	6.17%	31	4.7835	1.538714
5,000,001 to 6,000,000	5	27,656,840.66	2.47%	32	4.7593	0.889677	1.61 to 1.70	3	50,574,933.57	4.52%	32	4.6872	1.625592
6,000,001 to 7,000,000	6	39,102,946.43	3.49%	31	4.7598	1.833832	1.71 to 1.80	4	37,667,676.61	3.36%	32	4.7901	1.742147
7,000,001 to 8,000,000	2	14,406,827.39	1.29%	31	4.5599	1.743533	1.81 to 1.90	5	151,051,624.36	13.49%	31	4.4308	1.859779
8,000,001 to 9,000,000	1	8,406,630.74	0.75%	31	5.3900	(0.120000)	1.91 to 2.00	4	12,889,869.88	1.15%	31	4.5963	1.943050
9,000,001 to 10,000,000	1	9,021,849.37	0.81%	32	4.6300	2.010000	2.01 to 2.25	6	87,450,255.28	7.81%	32	4.9332	2.122206
10,000,001 to 15,000,000	8	91,188,114.50	8.14%	32	4.6758	1.245602	2.26 to 2.50	5	42,885,839.87	3.83%	32	4.4683	2.299201
15,000,001 to 20,000,000	4	69,951,845.64	6.25%	32	4.6613	1.868670	2.51 to 3.50	7	41,542,655.05	3.71%	31	4.5595	2.991267
20,000,001 to 30,000,000	5	124,062,926.51	11.08%	25	4.7047	0.761773	3.51 to 4.00	2	3,345,377.94	0.30%	32	4.9803	3.699416
30,000,001 to 50,000,000	4	163,416,575.24	14.59%	31	4.5521	1.013922	4.01 or Greater	3	9,272,415.89	0.83%	30	4.6983	7.832877
50,000,001 to 70,000,000	3	163,571,805.14	14.60%	32	4.6752	1.531914	Totals	103	1,120,032,315.27	100.00%	31	4.6371	1.330144
70,000,001 or more	2	176,547,037.93	15.76%	32	4.3177	1.003962
Totals	103	1,120,032,315.27	100.00%	31	4.6371	1.330144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	21	109,432,694.90	9.77%	30	4.8591	NAP	Virginia	4	125,438,418.63	11.20%	32	4.3754	0.827475
Alabama	1	10,437,365.78	0.93%	32	4.8300	1.580000	Washington	1	19,389,510.30	1.73%	32	4.6200	1.730000
Arizona	3	19,065,742.30	1.70%	32	4.8943	1.601977	Wisconsin	1	6,586,386.36	0.59%	32	4.8700	1.280000
California	9	115,667,758.16	10.33%	32	4.6684	0.943923	Totals	127	1,120,032,315.27	100.00%	31	4.6371	1.330144
Colorado	3	9,671,493.49	0.86%	31	4.6012	1.683101
									Property Type³
Delaware	1	3,596,679.57	0.32%	32	5.4600	1.270000
Florida	5	26,610,682.00	2.38%	31	4.8988	1.622776		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	2	6,834,932.58	0.61%	30	5.0300	2.150000		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	2	9,840,542.28	0.88%	31	4.5762	1.884218	Defeased	21	109,432,694.90	9.77%	30	4.8591	NAP
Kansas	3	29,528,338.53	2.64%	32	4.8327	(0.290696)	Industrial	13	43,492,579.32	3.88%	31	4.7109	1.581597
Kentucky	3	15,414,128.01	1.38%	31	5.1960	0.594368	Lodging	16	160,972,940.75	14.37%	32	4.8058	0.278310
Louisiana	1	3,557,761.10	0.32%	32	4.9500	1.570000	Mobile Home Park	10	43,843,579.20	3.91%	32	4.8519	1.577034
Michigan	17	167,143,114.69	14.92%	32	4.7740	1.750758	Multi-Family	30	206,411,868.60	18.43%	32	4.6543	1.877818
Mississippi	1	751,921.98	0.07%	33	5.2000	1.360000	Office	14	330,596,731.33	29.52%	32	4.4376	1.221216
Nevada	1	8,230,942.72	0.73%	32	4.9290	1.190000	Other	1	10,536,649.84	0.94%	31	4.6700	1.300000
New Jersey	12	45,952,790.04	4.10%	31	4.6700	1.300000	Retail	15	203,139,746.36	18.14%	27	4.6148	1.456827
New York	17	171,618,795.79	15.32%	32	4.3029	1.154085	Self Storage	7	11,605,524.98	1.04%	32	4.8483	3.614853
North Carolina	1	4,093,116.55	0.37%	33	4.8000	2.270000	Totals	127	1,120,032,315.27	100.00%	31	4.6371	1.330144
North Dakota	2	13,540,404.71	1.21%	32	4.7239	0.836334
Ohio	3	13,575,480.64	1.21%	31	4.8949	1.590915
Oregon	1	24,000,000.00	2.14%	32	4.3100	2.280000
Pennsylvania	4	117,686,475.18	10.51%	31	4.5817	1.718553
Tennessee	1	20,849,847.57	1.86%	(7)	4.7560	1.290000
Texas	6	16,848,695.54	1.50%	32	4.9285	1.623674
Utah	1	4,668,295.87	0.42%	32	4.9290	1.190000

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 10 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	109,432,694.90	9.77%	30	4.8591	NAP	Defeased	19	109,432,694.90	9.77%	30	4.8591	NAP
	4.000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	12	38,876,234.98	3.47%	31	4.1489	1.525043	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	13	346,920,715.75	30.97%	32	4.3578	1.020858	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	20	278,223,598.44	24.84%	31	4.6035	1.581981	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	26	295,441,394.13	26.38%	29	4.8716	1.250207	49 months or greater	84	1,010,599,620.37	90.23%	31	4.6130	1.311750
	5.001% to 5.250%	8	34,514,553.40	3.08%	31	5.1656	2.661646	Totals	103	1,120,032,315.27	100.00%	31	4.6371	1.330144
	5.251% to 5.500%	3	13,839,233.71	1.24%	31	5.3923	0.494629
	5.501% or greater	2	2,783,889.96	0.25%	31	5.6885	1.433749
	Totals	103	1,120,032,315.27	100.00%	31	4.6371	1.330144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	19	109,432,694.90	9.77%	30	4.8591	NAP	Defeased	19	109,432,694.90	9.77%	30	4.8591	NAP
	60 months or less	84	1,010,599,620.37	90.23%	31	4.6130	1.311750	Interest Only	9	197,340,000.00	17.62%	31	4.3837	1.431967
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	1	3,360,683.32	0.30%	30	5.1900	0.280000
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	15	105,338,510.29	9.40%	32	4.9087	0.878752
	Totals	103	1,120,032,315.27	100.00%	31	4.6371	1.330144	241 months to 300 months	57	700,183,258.59	62.51%	31	4.6330	1.347171
								301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	2	4,377,168.17	0.39%	31	4.2047	1.438364
								Totals	103	1,120,032,315.27	100.00%	31	4.6371	1.330144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	19	109,432,694.90	9.77%	30	4.8591	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	78	947,328,070.06	84.58%	31	4.6164	1.271649
	13 months to 24 months	5	62,201,118.65	5.55%	30	4.5414	1.910646
	25 months or greater	1	1,070,431.66	0.10%	31	5.7500	2.000000
	Totals	103	1,120,032,315.27	100.00%	31	4.6371	1.330144
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 13 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	440000395	OF	Falls Church	VA	Actual/360	4.329%	335,497.50	0.00	0.00	N/A	07/01/24	--	90,000,000.00	90,000,000.00	11/01/21
2	310923623	OF	Long Island City	NY	Actual/360	4.306%	321,372.61	124,328.83	0.00	N/A	07/06/24	--	86,671,366.76	86,547,037.93	11/06/21
4	440000399	MF	Various	MI	Actual/360	4.956%	253,718.45	79,582.26	0.00	N/A	08/01/24	--	59,451,327.32	59,371,745.06	11/01/21
5	310922535	OF	Allentown	PA	Actual/360	4.580%	206,331.87	100,538.01	0.00	N/A	07/11/24	--	52,316,857.14	52,216,319.13	11/11/21
6	310923768	RT	Grand Rapids	MI	Actual/360	4.450%	199,476.74	72,531.39	0.00	N/A	07/11/24	--	52,056,272.34	51,983,740.95	11/11/21
7	440000383	Various Various		NJ	Actual/360	4.670%	185,078.57	70,755.34	0.00	N/A	06/01/24	--	46,023,545.38	45,952,790.04	11/01/21
8	310923243	LO	New York	NY	Actual/360	4.400%	154,272.86	81,084.77	0.00	N/A	06/11/24	--	40,717,178.23	40,636,093.46	09/11/20
9	440000380	RT	North Wales	PA	Actual/360	4.570%	181,022.78	0.00	0.00	N/A	05/01/24	--	46,000,000.00	46,000,000.00	08/01/21
10	310922709	MF	Junction City	KS	Actual/360	4.790%	102,666.86	87,174.26	0.00	N/A	07/11/24	--	24,890,613.08	24,803,438.82	07/11/20
11	302310011	LO	South San Francisco	CA	Actual/360	4.870%	114,850.07	75,573.45	0.00	N/A	08/01/24	--	27,386,914.32	27,311,340.87	11/01/21
12	310924211	RT	San Jose	CA	Actual/360	4.550%	120,949.72	42,141.65	0.00	N/A	07/11/24	--	30,869,833.39	30,827,691.74	11/11/21
13	416000141	MF	Lansing	MI	Actual/360	4.770%	111,474.41	40,937.39	0.00	N/A	06/01/24	--	27,139,236.64	27,098,299.25	11/01/21
14	780924601	OF	Portland	OR	Actual/360	4.310%	89,073.33	0.00	0.00	N/A	07/11/24	--	24,000,000.00	24,000,000.00	11/11/21
15	440000370	RT	Memphis	TN	Actual/360	4.756%	85,552.10	39,730.07	0.00	N/A	04/01/21	--	20,889,577.64	20,849,847.57	01/01/21
17	302310017	OF	Spokane	WA	Actual/360	4.620%	77,275.13	34,485.14	0.00	N/A	07/01/24	--	19,423,995.44	19,389,510.30	11/01/21
18	440000396	LO	Glendale	AZ	Actual/360	4.900%	71,356.17	30,808.72	0.00	N/A	07/01/24	--	16,911,272.33	16,880,463.61	11/01/21
19	302310019	LO	Napa	CA	Actual/360	4.870%	65,946.89	43,690.90	0.00	N/A	07/01/24	--	15,725,562.63	15,681,871.73	11/01/21
20	302310020	MF	Falls Church	VA	Actual/360	4.300%	66,650.00	0.00	0.00	N/A	06/05/24	--	18,000,000.00	18,000,000.00	11/05/21
22	440000389	OF	Brea	CA	Actual/360	4.607%	58,385.32	19,856.76	0.00	N/A	03/01/24	--	14,717,235.50	14,697,378.74	11/01/21
23	310917253	OF	Sausalito	CA	Actual/360	4.410%	50,916.29	23,033.10	0.00	N/A	07/11/24	--	13,407,843.92	13,384,810.82	11/11/21
24	440000387	LO	Various	Various	Actual/360	4.929%	54,849.18	23,426.97	0.00	N/A	07/01/24	--	12,922,665.56	12,899,238.59	11/01/21
26	670924076	OF	Dumfries	VA	Actual/360	4.620%	46,431.07	22,423.53	0.00	N/A	06/01/24	--	11,670,984.62	11,648,561.09	11/01/21
27	302310027	MH	Raleigh	NC	Actual/360	4.860%	50,306.29	19,032.84	0.00	N/A	07/01/24	--	12,020,618.29	12,001,585.45	11/01/21
28	310924271	RT	Bakersfield	CA	Actual/360	4.490%	44,671.42	16,059.54	0.00	N/A	06/11/24	--	11,553,784.32	11,537,724.78	11/11/21
29	470090710	MF	Warminster	PA	Actual/360	4.600%	41,466.33	20,050.99	0.00	N/A	07/01/24	--	10,468,357.67	10,448,306.68	11/01/21
30	302310030	MF	Columbus	OH	Actual/360	4.650%	41,880.17	19,996.25	0.00	N/A	06/01/24	--	10,459,147.51	10,439,151.26	11/01/21
31	302310031	OF	Clearwater	FL	Actual/360	4.980%	45,031.69	19,240.31	0.00	N/A	04/01/24	--	10,500,977.57	10,481,737.26	11/01/21
32	302310032	MH	Williston	ND	Actual/360	4.570%	40,137.29	19,632.51	0.00	N/A	07/01/24	--	10,199,353.90	10,179,721.39	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	302310033	RT	Pensacola	FL	Actual/360	4.990%	45,838.98	15,423.08	0.00	N/A	06/01/24	--	10,667,808.45	10,652,385.37	11/01/21
34	302310034	OF	Montgomery	AL	Actual/360	4.830%	43,475.17	15,490.62	0.00	N/A	07/01/24	--	10,452,856.40	10,437,365.78	11/01/21
36	310922985	MH	Doylestown	PA	Actual/360	4.630%	36,072.81	25,883.26	0.00	N/A	07/01/24	--	9,047,732.63	9,021,849.37	11/01/21
37	302310037	MF	Akron	OH	Actual/360	4.700%	35,670.71	16,711.71	0.00	N/A	06/01/24	--	8,813,627.69	8,796,915.98	11/01/21
39	302310039	LO	Louisville	KY	Actual/360	5.390%	39,118.86	21,634.71	0.00	N/A	06/01/24	--	8,428,265.45	8,406,630.74	11/01/21
40	540923492	OF	Seven Hills	OH	Actual/360	4.570%	28,191.57	20,792.08	0.00	N/A	06/11/24	--	7,163,807.96	7,143,015.88	11/11/21
41	302310041	SS	Various	GA	Actual/360	5.160%	33,575.77	13,708.81	0.00	N/A	10/01/23	--	7,556,438.29	7,542,729.48	11/01/21
42	440000379	IN	Massillon	OH	Actual/360	5.550%	30,852.83	27,857.89	0.00	N/A	06/01/24	--	6,455,693.08	6,427,835.19	11/01/21
43	470090130	MF	Suffern	NY	Actual/360	4.120%	24,776.75	14,456.35	0.00	N/A	07/01/24	--	6,983,738.67	6,969,282.32	11/01/21
44	310923019	IN	Chicago	IL	Actual/360	4.550%	28,508.07	12,264.77	0.00	N/A	06/11/24	--	7,276,076.28	7,263,811.51	11/11/21
45	440000386	LO	Superior	WI	Actual/360	4.870%	27,697.70	18,350.17	0.00	N/A	07/01/24	--	6,604,736.53	6,586,386.36	11/01/21
46	310923651	IN	Columbus	GA	Actual/360	5.030%	29,658.27	12,356.94	0.00	N/A	05/01/24	--	6,847,289.52	6,834,932.58	11/01/21
47	302310047	MF	Sun Valley	CA	Actual/360	4.920%	26,942.74	11,623.13	0.00	N/A	06/05/24	--	6,359,419.73	6,347,796.60	11/05/21
48	410923628	RT	Ocoee	FL	Actual/360	4.850%	26,111.42	11,486.62	0.00	N/A	07/11/24	--	6,252,151.75	6,240,665.13	11/11/21
50	302310050	MH	McKinney	TX	Actual/360	4.810%	25,412.10	11,422.46	0.00	N/A	06/05/24	--	6,135,305.90	6,123,883.44	11/05/21
51	440000392	LO	Colorado Springs	CO	Actual/360	4.884%	26,202.35	9,820.97	0.00	N/A	04/01/24	--	6,230,248.59	6,220,427.62	11/01/21
53	416000147	LO	Wixom	MI	Actual/360	5.180%	24,930.37	14,943.01	0.00	N/A	07/01/24	--	5,589,072.39	5,574,129.38	11/01/21
54	416000146	LO	New Braunfels	TX	Actual/360	4.900%	23,398.75	15,350.48	0.00	N/A	07/01/24	--	5,545,458.15	5,530,107.67	11/01/21
55	302310055	RT	Harrisonburg	VA	Actual/360	4.840%	24,175.07	10,612.60	0.00	N/A	08/01/24	--	5,800,470.14	5,789,857.54	11/01/21
56	310923396	LO	Auburn Hills	MI	Actual/360	4.710%	23,010.71	10,739.83	0.00	N/A	06/01/24	--	5,673,485.90	5,662,746.07	11/01/21
59	416000139	MH	Williston	ND	Actual/360	5.190%	15,176.52	35,144.26	0.00	N/A	05/01/24	--	3,395,827.58	3,360,683.32	11/01/21
60	302310060	SS	Glen Burnie	MD	Actual/360	4.880%	20,772.57	13,717.11	0.00	N/A	07/05/24	--	4,943,234.61	4,929,517.50	11/05/21
61	440000390	LO	Colorado Springs	CO	Actual/360	4.884%	21,578.41	8,087.85	0.00	N/A	04/01/24	--	5,130,793.20	5,122,705.35	11/01/21
62	470089310	MF	Flushing	NY	Actual/360	4.180%	17,022.27	9,809.51	0.00	N/A	05/01/24	--	4,729,137.89	4,719,328.38	11/01/21
63	302310063	MF	Durham	NC	Actual/360	4.700%	20,485.67	7,780.09	0.00	N/A	06/01/24	--	5,061,662.45	5,053,882.36	11/01/21
64	416000148	LO	Southfield	MI	Actual/360	5.180%	19,907.09	11,932.10	0.00	N/A	07/01/24	--	4,462,916.17	4,450,984.07	11/01/21
65	310923596	MF	Turlock	CA	Actual/360	4.660%	18,681.32	8,937.32	0.00	N/A	05/11/24	--	4,655,458.94	4,646,521.62	11/11/21
66	416000143	OF	Hudson	OH	Actual/360	5.250%	20,815.91	7,898.68	0.00	N/A	07/01/24	--	4,604,440.04	4,596,541.36	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
67	470091160	MF	New York	NY	Actual/360	4.110%	18,049.75	0.00	0.00	N/A	07/01/24	--	5,100,000.00	5,100,000.00	11/01/21
68	416000142	LO	Somerset	KY	Actual/360	5.000%	17,876.97	11,352.53	0.00	N/A	07/01/24	--	4,152,071.58	4,140,719.05	11/01/21
69	302310069	LO	Lake Charles	LA	Actual/360	4.950%	14,434.23	13,856.63	793.17	N/A	07/01/24	--	3,572,410.90	3,557,761.10	11/01/21
70	470090110	MF	Yonkers	NY	Actual/360	4.140%	14,805.31	8,621.11	0.00	N/A	06/01/24	--	4,152,962.10	4,144,340.99	11/01/21
71	440000382	MF	Thornton	CO	Actual/360	4.570%	18,928.69	0.00	0.00	N/A	06/01/24	--	4,810,000.00	4,810,000.00	11/01/21
72	302310072	SS	Various	Various	Actual/360	5.200%	17,250.85	12,944.51	0.00	N/A	08/01/24	--	3,852,546.09	3,839,601.58	11/01/21
73	470090240	MF	Bronx	NY	Actual/360	4.020%	13,992.34	8,500.40	0.00	N/A	07/01/24	--	4,042,083.03	4,033,582.63	11/01/21
74	302310074	MH	Concord	NC	Actual/360	4.800%	16,943.33	6,076.36	0.00	N/A	08/01/24	--	4,099,192.91	4,093,116.55	11/01/21
75	302310075	MF	Detroit	MI	Actual/360	5.240%	16,916.06	6,526.28	0.00	N/A	05/01/24	--	3,748,942.17	3,742,415.89	11/01/21
77	440000391	LO	Olathe	KS	Actual/360	4.854%	15,301.14	6,238.58	0.00	N/A	07/01/24	--	3,660,706.63	3,654,468.05	11/01/21
78	302310078	MH	Millsboro	DE	Actual/360	5.460%	16,938.39	5,955.53	0.00	N/A	07/05/24	--	3,602,635.10	3,596,679.57	11/05/21
80	416000144	RT	Tampa	FL	Actual/360	4.870%	15,055.30	6,100.89	0.00	N/A	07/01/24	--	3,590,056.25	3,583,955.36	11/01/21
81	410923691	SS	San Jose	CA	Actual/360	4.490%	15,078.92	0.00	0.00	N/A	06/01/24	--	3,900,000.00	3,900,000.00	11/01/21
82	410923896	MF	Clarkston	MI	Actual/360	4.770%	13,850.82	6,279.04	0.00	N/A	07/11/24	--	3,372,080.93	3,365,801.89	11/11/21
83	670923967	RT	Yulee	FL	Actual/360	4.900%	13,872.80	6,029.45	0.00	N/A	06/01/24	--	3,287,826.45	3,281,797.00	11/01/21
84	470089740	MF	Forest Hills	NY	Actual/360	4.200%	11,200.88	6,403.74	0.00	N/A	05/01/24	--	3,097,016.24	3,090,612.50	11/01/21
85	410923581	MF	Plymouth Township	MI	Actual/360	4.650%	12,459.35	5,948.88	0.00	N/A	03/01/24	--	3,111,596.90	3,105,648.02	11/01/21
86	470089830	MF	New York	NY	Actual/360	4.240%	12,778.89	0.00	0.00	N/A	05/01/24	--	3,500,000.00	3,500,000.00	11/01/21
88	302310088	SS	Las Vegas	NV	Actual/360	4.650%	11,890.59	5,641.06	0.00	N/A	07/01/24	--	2,969,555.40	2,963,914.34	11/01/21
90	416000140	RT	Fort Wright	KY	Actual/360	4.910%	12,143.13	5,258.08	0.00	N/A	06/01/24	--	2,872,036.30	2,866,778.22	11/01/21
91	410923473	RT	Brandon	FL	Actual/360	4.700%	11,562.56	5,033.85	0.00	N/A	06/11/24	--	2,856,912.99	2,851,879.14	11/11/21
93	302310094	MH	Jackson	MI	Actual/360	4.570%	10,291.61	5,033.98	0.00	N/A	07/01/24	--	2,615,218.91	2,610,184.93	11/01/21
94	302310095	MH	Champaign	IL	Actual/360	4.650%	10,337.42	4,935.74	0.00	N/A	06/01/24	--	2,581,666.51	2,576,730.77	11/01/21
95	302310096	OF	Germantown	TN	Actual/360	5.140%	11,337.86	4,479.04	0.00	N/A	07/01/24	--	2,561,584.94	2,557,105.90	11/01/21
96	410922475	OF	Denver	CO	Actual/360	4.720%	10,133.86	4,681.60	0.00	N/A	07/01/24	--	2,493,295.44	2,488,613.84	11/01/21
99	410924118	RT	Denver	CO	Actual/360	4.540%	9,294.73	4,628.19	0.00	N/A	06/11/24	--	2,377,507.84	2,372,879.65	11/11/21
100	790924209	RT	Missouri City	TX	Actual/360	4.720%	9,631.63	4,014.19	0.00	N/A	03/11/24	--	2,369,728.84	2,365,714.65	11/11/21
101	470090080	MF	Forest Hills	NY	Actual/360	4.200%	8,339.90	2,421.67	0.00	N/A	06/01/24	--	2,305,964.36	2,303,542.69	11/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 16 of 32

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
102	410922589	RT	Tempe	AZ	Actual/360	4.850%	9,143.48	4,048.82	0.00	N/A	06/01/24	--	2,189,327.51	2,185,278.69	11/01/21
103	470088410	MF	Yonkers	NY	Actual/360	4.330%	8,045.59	4,370.27	0.00	N/A	05/01/24	--	2,157,797.27	2,153,427.00	11/01/21
104	302310105	RT	New Hartford	NY	Actual/360	5.120%	9,342.36	3,717.94	0.00	N/A	07/05/24	--	2,118,983.16	2,115,265.22	11/05/21
105	302310106	MH	San Antonio	TX	Actual/360	4.950%	8,997.45	3,813.03	0.00	N/A	07/05/24	--	2,110,837.86	2,107,024.83	11/05/21
106	470090350	MF	Harrison	NY	Actual/360	4.210%	7,525.35	2,174.25	0.00	N/A	06/01/24	--	2,075,799.73	2,073,625.48	11/01/21
107	302310108	SS	Middletown	OH	Actual/360	5.270%	8,345.89	3,165.73	0.00	N/A	06/01/24	--	1,839,089.13	1,835,923.40	11/01/21
108	410923689	SS	San Jose	CA	Actual/360	4.490%	7,848.77	0.00	0.00	N/A	06/01/24	--	2,030,000.00	2,030,000.00	11/01/21
109	302310110	MH	Dundee Village	MI	Actual/360	5.650%	8,349.89	2,761.90	0.00	N/A	06/05/24	--	1,716,220.20	1,713,458.30	11/05/21
110	810923303	IN	Taylor	MI	Actual/360	4.740%	6,109.41	4,256.26	0.00	N/A	06/01/24	--	1,496,793.76	1,492,537.50	11/01/21
112	470090330	MF	Brooklyn	NY	Actual/360	4.140%	4,904.24	4,200.92	0.00	N/A	06/01/24	--	1,375,663.19	1,371,462.27	11/01/21
113	410923353	MF	Waterford Township	MI	Actual/360	4.290%	5,393.86	2,959.55	0.00	N/A	06/01/24	--	1,460,103.16	1,457,143.61	11/01/21
114	302310115	SS	Surprise	AZ	Actual/360	5.100%	6,379.41	2,557.54	0.00	N/A	07/05/24	--	1,452,616.58	1,450,059.04	11/05/21
115	302310116	MH	Cheyenne	WY	Actual/360	5.110%	6,272.94	2,505.63	0.00	N/A	07/01/24	--	1,425,578.16	1,423,072.53	11/01/21
116	410923675	IN	Farmington Hills	MI	Actual/360	4.740%	5,035.23	3,507.91	0.00	N/A	06/01/24	--	1,233,620.63	1,230,112.72	11/01/21
117	470089760	MF	New York	NY	Actual/360	4.290%	4,777.94	2,636.33	0.00	N/A	05/01/24	--	1,293,373.53	1,290,737.20	11/01/21
118	302310119	MF	Indianapolis	IN	Actual/360	5.380%	5,768.76	2,075.20	0.00	N/A	08/01/24	--	1,245,204.50	1,243,129.30	11/01/21
119	302310120	MH	Dodge City	KS	Actual/360	5.750%	5,308.51	1,694.36	0.00	N/A	06/01/24	--	1,072,126.02	1,070,431.66	09/01/20
120	470089940	MF	New York	NY	Actual/360	4.180%	3,023.71	1,732.83	0.00	N/A	06/01/24	--	840,048.65	838,315.82	11/01/21
121	470090470	MF	Pleasantville	NY	Actual/360	4.250%	2,684.91	1,496.58	0.00	N/A	06/01/24	--	733,638.48	732,141.90	11/01/21
Totals							4,478,656.88	1,750,987.77	793.17				1,121,784,096.21	1,120,032,315.27
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 17 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	860,372.67	553,118.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	20,061,378.85	10,537,918.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,700,023.74	4,516,506.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,375,624.01	2,999,808.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,495,312.35	889,281.56	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,126,962.00	2,176,911.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(2,190,584.00)	0.00	--	--	04/12/21	0.00	119,604.92	234,544.19	3,165,639.00	0.00	0.00
9	9,733,887.00	2,331,300.00	01/01/20	03/31/20	08/11/21	22,777,028.36	263,404.75	180,103.80	271,473.03	0.00	0.00
10	(57,465.08)	829,059.00	01/01/21	06/30/21	09/13/21	1,015,922.04	92,406.98	185,170.96	2,938,125.73	12,073.15	0.00
11	(139,372.00)	(717,122.00)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,819,782.47	1,689,671.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,021,536.85	1,476,636.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,554,257.09	1,273,778.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,941,071.84	0.00	--	--	10/12/21	14,001,279.61	766,438.72	67,764.51	423,343.02	424,906.89	0.00
17	978,579.31	1,964,157.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,821,066.54	2,280,300.32	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,014,132.00	769,188.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,337,518.00	1,209,519.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	798,675.84	161,989.13	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,113,629.00	1,290,378.96	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	3,361.81	0.00
26	1,790,223.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	356,726.87	342,519.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,453,658.00	1,740,560.00	07/01/19	06/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	934,213.52	374,689.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	932,055.00	698,065.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,279,402.12	633,284.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,481,772.08	1,130,686.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	270.00	43,785.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,219,355.00	935,477.45	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	684,042.00	697,124.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
44	922,107.13	643,508.16	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	488,424.00	796,328.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,173,999.73	884,523.60	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	576,441.68	644,870.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	743,019.92	362,776.97	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	818,141.56	837,142.48	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	463,339.10	1,089,391.22	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	355,076.13	800,975.59	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	731,191.88	402,612.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	236,999.64	(484,260.40)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	177,666.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	315,822.00	276,728.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	1,083,635.15	1,245,171.81	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	530,156.28	396,193.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	477,578.94	206,728.29	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	436,109.00	79,310.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	153,966.74	522,821.79	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
69	546,769.00	0.00	--	--	12/11/20	661,632.56	11,849.53	0.00	0.00	0.00	0.00
70	310,121.00	310,121.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
71	643,477.00	498,020.85	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	261,424.25	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	457,353.00	381,716.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	571,117.09	317,778.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	639,373.00	1,285,937.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
77	(265,796.48)	54,635.09	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
78	355,166.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	140,713.00	117,668.12	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	595,732.71	469,553.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
82	687,375.46	428,655.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
83	499,152.76	387,282.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
84	324,509.00	259,275.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
85	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
86	1,189,220.00	821,388.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
88	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
90	331,205.92	280,211.38	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
91	450,736.96	360,346.82	01/01/21	10/12/21	--	0.00	0.00	0.00	0.00	0.00	0.00
93	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
94	400,584.63	390,594.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
95	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
96	228,038.19	(67,015.85)	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
99	333,439.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
101	176,924.00	252,252.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
102	295,294.40	199,291.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
103	167,778.00	143,017.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
104	333,623.86	304,082.14	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
105	244,350.96	243,488.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
106	152,935.00	101,401.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
107	217,995.00	190,210.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
108	860,292.60	683,866.37	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
109	0.00	73,684.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
110	328,254.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
112	152,277.00	126,744.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
113	372,304.29	268,275.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
114	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
115	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
116	313,306.95	324,190.84	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
117	85,994.00	95,827.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
118	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
119	161,579.00	86,020.00	01/01/19	06/30/19	02/11/21	28,201.64	1,225.42	6,842.30	96,558.34	2,689.87	0.00
120	58,438.00	45,186.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
121	92,737.00	95,504.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	101,634,154.52	61,324,047.53				38,484,064.21	1,254,930.32	674,425.77	6,895,139.12	443,031.72	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 21 of 32

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 22 of 32

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/21	0	0.00	1	46,000,000.00	3	66,509,963.94	1	20,849,847.57	1	24,803,438.82	0	0.00	0	0.00	0	0.00	4.637066%	4.570597%	31
10/18/21	0	0.00	1	46,000,000.00	3	66,679,917.33	1	20,889,577.64	0	0.00	0	0.00	0	0.00	0	0.00	4.637204%	4.570731%	32
09/17/21	0	0.00	1	46,000,000.00	3	66,857,647.27	1	20,931,899.71	0	0.00	0	0.00	0	0.00	0	0.00	4.637348%	4.570871%	33
08/17/21	0	0.00	1	46,000,000.00	3	67,026,225.12	1	20,971,295.11	0	0.00	0	0.00	0	0.00	0	0.00	4.637484%	4.571002%	34
07/16/21	0	0.00	2	49,614,115.82	3	67,194,135.92	1	21,010,529.82	0	0.00	0	0.00	0	0.00	1	6,316,759.33	4.637618%	4.571132%	35
06/17/21	1	3,628,233.39	1	46,000,000.00	3	67,369,896.76	1	21,052,374.41	0	0.00	0	0.00	0	0.00	3	9,498,973.35	4.640614%	4.574354%	36
05/17/21	0	0.00	0	0.00	4	113,536,447.94	0	0.00	0	0.00	0	0.00	1	562,446.69	0	0.00	4.640596%	4.574671%	36
04/16/21	0	0.00	0	0.00	4	113,710,898.07	0	0.00	0	0.00	0	0.00	0	0.00	1	2,624,858.13	4.640884%	4.574853%	37
03/17/21	0	0.00	1	46,000,000.00	4	89,047,480.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638182%	4.572321%	38
02/18/21	2	50,239,761.65	0	0.00	4	89,284,632.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638329%	4.572466%	39
01/15/21	0	0.00	0	0.00	5	135,486,656.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638453%	4.572586%	40
12/17/20	0	0.00	0	0.00	6	139,949,521.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638575%	4.572705%	41
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 23 of 32

					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	310923243	09/11/20	13	6	234,544.19	3,165,639.00	539.00	41,783,261.83	04/21/20	2
9	440000380	08/01/21	2	2	180,103.80	271,473.03	0.00	46,000,000.00	06/16/20	2
10	310922709	07/11/20	15	6	185,170.96	2,938,125.73	53,701.94	26,182,310.16	05/08/20	7			11/08/21
15	440000370	01/01/21	9	5	67,764.51	423,343.02	442,676.11	21,256,401.75	05/13/20	2		04/01/21
119	302310120	09/01/20	13	6	6,842.30	96,558.34	17,830.03	1,094,750.02	03/09/20	2	08/11/21
Totals					674,425.77	6,895,139.12	514,747.08	136,316,723.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 24 of 32

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		20,849,848	0	0		20,849,848
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		7,542,729	7,542,729	0		0
25 - 36 Months		1,091,639,738	979,129,774	87,706,525		24,803,439
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-21	1,120,032,315	986,672,504	0	46,000,000	41,706,525	45,653,286
Oct-21	1,121,784,096	988,214,601	0	46,000,000	66,679,917	20,889,578
Sep-21	1,123,648,214	989,858,667	0	46,000,000	66,857,647	20,931,900
Aug-21	1,125,384,553	991,387,033	0	46,000,000	67,026,225	20,971,295
Jul-21	1,127,113,857	989,295,075	0	49,614,116	67,194,136	21,010,530
Jun-21	1,135,285,440	997,234,936	3,628,233	46,000,000	67,369,897	21,052,374
May-21	1,146,525,021	1,011,897,294	0	0	134,627,726	0
Apr-21	1,148,942,214	1,014,098,512	0	0	134,843,702	0
Mar-21	1,162,084,432	1,027,036,951	0	46,000,000	89,047,480	0
Feb-21	1,164,198,327	1,024,673,932	50,239,762	0	89,284,633	0
Jan-21	1,165,927,287	1,030,440,631	0	0	135,486,656	0
Dec-20	1,167,649,247	1,027,699,725	0	0	139,949,522	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021 Computershare. All rights reserved. Confidential.							Page 25 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8	310923243	40,636,093.46	41,783,261.83	50,000,000.00	02/23/21	(2,190,584.00)	(0.78000)	12/31/20	06/11/24	270
9	440000380	46,000,000.00	46,000,000.00	57,500,000.00	04/19/21	2,194,419.00	1.90000	03/31/20	05/01/24	I/O
10	310922709	24,803,438.82	26,182,310.16	29,800,000.00	05/04/21	(291,295.00)	(0.26000)	06/30/21	07/11/24	271
15	440000370	20,849,847.57	21,256,401.75	15,500,000.00	04/17/21	1,941,071.84	1.29000	12/31/20	04/01/21	268
69	302310069	3,557,761.10	3,557,761.10	3,600,000.00	11/13/20	546,769.00	1.57000	12/31/20	07/01/24	211
119	302310120	1,070,431.66	1,094,750.02	1,240,000.00	11/23/20	84,045.00	2.00000	06/30/19	06/01/24	270
Totals		136,917,572.61	139,874,484.86	157,640,000.00		2,284,425.84

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 26 of 32

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
8	310923243	LO	NY	04/21/20	2

COVID - The loan transferred to special servicing effective 4/21/2020 for imminent monetary default. The 173 room hotel, built in 1926 (renovated in 2012), is located in New York, NY. The property was inspected 6/15/21 and found to be in good condition at that time. TTM August 2021 (the property was closed from late July 2020 until May 2021) 29.3% occupancy, $163.24 ADR and $47.78 RevPAR (compared to $151.02 TTM 2020 and $231.10 TTM 2019). Trailing twelve month RevPAR Index of 84.9 compares to 122.5 in 2020 and 114.2 in 2019. The trailing three month RevPAR of $104.82 compares to $59.00 in 2020 and $234.55 in 2019. The Borrower first opened the hotel for weekends in May 2021 and reopened full-time in June 2021. PNA is signed. The special servicer and Borrower have discussed modification terms in the past. The special servicer is now pursuing foreclosure while remaining available for potential modification discussions.
9	440000380	RT	PA	06/16/20	2

Imminent default due to COVID19. Borrower and Lender are discussing potential loan modification solutions.Borrower is willing to work under a Cash Lock Box, which has being implemented. Formal Notice of Default was issued on 8/31/20.

Loan Accleration Notice was issued on 9/28/20. Suspense balance was applied to any Advances for Expenses incurred on behalf of the loan. Foreclosure Complaint has been filed. Receiver has been appointed. Listing Agreement has been fully executed by all parties. Marketing of asset began June 29th. Initial Call for Offers is August 18th with Final and Best for Sept 8th. Lender has selected a preferred Buyer and is proceed with execution of a Purchase and Sales

Agreement
10	310922709	MF	KS	05/08/20	7

The loan transferred to special servicing effective 5/8/2020 for imminent monetary default. The 544 unit multifamily property was built in 2006 and is located in Junction City, KS. A receiver was appointed in July 2020 and engaged Tarantino as proper ty manager. A June 2021 inspection found the asset in good overall condition. The property was 89% occupied as of August 2021. The Trust was the highest bidder at the 9/8/21 foreclosure sale.

15	440000370	RT	TN	05/13/20	2

COVID - The Loan (two pari-passu notes) transferred to special servicing effective 5/13/2020 due to imminent monetary default. The subject collateral is 240,569 SF of a 723,386 SF (GLA), two-level super regional mall (Oak Court Mall) and a

126,184 square foot office building located in Memphis, TN. The mall is anchored by Macy's and Dillard's (both unowned). September 2021 financials indicate the retail portion of the collateral is +/- 76% leased and the office portion of the collateral is +/- 9 0% leased. Due to the property temporary closure in March 2020 and re-open with limited occupancy, rent relief was been provided to 40+ tenants. May 2021 inspection found the property in average to good overall condition.

Forbearance talks stalled, and the Borrower indicated it wishes to convey title to the trust. Remedies are being pursued. Receiver was appointed in May 2021. Strategy is to foreclose and stabilize the asset.

69	302310069	LO	LA	02/03/20	1

Loan transferred to special servicing effective 2/3/20 due to imminent default. The subject is a 81 room limited service lodging property, built in 2001 (renovated in 2011), and located in Lake Charles, LA. Property inspected 1/26/21 and found to

Be in good condition at that time. The property was partly damaged by Hurricane Laura in late August 2020, but reopened in September 2020. Due to strong demand since September 2020 from post-hurricane restoration work, the property has been performing well. TTM September 2021 86.8% occupancy, $131.32 ADR and $113.76 RevPAR (compared to $42.51 TTM 2020 and $50.18 TTM 2019). RevPAR Index of 120.3 compares to 117.0 in 2020 and 103.1 in 2019. The trailing three month RevPAR Index has changed year-o ver-year, from 134.9 in 2020 to 113.2 in 2021. PNA signed. A keeper (a.k.a. receiver) was appointed on 4/8/2021. Borrower filed Bankruptcy on 4/29/2021. The bankruptcy Judge dismissed the keeper on 5/7/2021. The Borrower agreed to modification tha t closed on 9/14/2021. Thereafter the Borrower dismissed the bankruptcy. The special servicer is working with the master servicer to load the modification.

119	302310120	MH	KS	03/09/20	2

Loan transferred to special servicing effective 3/9/20 due to a payment default. The subject is a 79 unit Mobile Home Park, built in 1965 and is located in Dodge City, KS. The property was inspected on 5/5/21 and found to be in fair overall condition . Borrower claims that there were water leaks at the community, which started in September 2019. Despite making repairs, the pipes continued to break resulting in a higher than normal water bill each month. In January 2020, the pipes burst in multipl e places and repairs were made throughout the park. Additionally, the property was affected by the COVID-19 pandemic as many residents are self-employed and unable to work during the lockdown. The property has also struggled with collections since March 2020. Occupancy at the property was reported to be 96% per a March 2021 rent roll. The borrower has presented two workout proposals, neither of which were considered viable. The special servicer has rejected both proposals and has filed for receivership/foreclosure. A receiver was appointed on 7/15/21. Borrower filed for Chapter 11 bankruptcy protection on 8/11/2021.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	310923837	0.00	3.96000%	0.00	3.96000%	10	06/03/19	06/03/19	06/03/19
33	302310033	10,902,920.72	4.99000%	10,902,920.72	4.99000%	10	06/26/20	04/01/20	08/11/20
39	302310039	8,994,418.26	5.39000%	8,752,240.36	5.39000%	8	05/08/20	05/08/20	--
45	440000386	6,878,009.11	4.87000%	6,878,009.11	4.87000%	10	07/15/20	05/01/20	08/11/20
56	310923396	5,856,095.76	4.71000%	5,856,095.76	4.71000%	10	06/01/20	06/01/20	06/11/20
68	416000142	4,310,547.40	5.00000%	4,310,547.40	5.00000%	10	07/05/20	07/01/20	09/11/20
77	440000391	3,767,206.41	4.85400%	3,767,206.41	4.85400%	10	04/29/20	04/01/20	06/11/20
Totals		40,709,197.66		40,467,019.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
52	416000145 04/17/19	6,300,549.11	7,300,000.00	6,493,396.17	1,805,477.45	6,493,396.17	4,687,918.72	1,612,630.39	0.00	109,946.90	1,502,683.49	22.26%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,300,549.11	7,300,000.00	6,493,396.17	1,805,477.45	6,493,396.17	4,687,918.72	1,612,630.39	0.00	109,946.90	1,502,683.49

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 29 of 32

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
52	416000145	01/15/21	0.00	0.00	1,502,683.49	0.00	0.00	(109,946.90)	0.00	0.00	1,502,683.49
		04/17/19	0.00	0.00	1,612,630.39	0.00	0.00	1,612,630.39	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	1,502,683.49	0.00	0.00	1,502,683.49	0.00	0.00	1,502,683.49

© Copyright 2021 Computershare. All rights reserved. Confidential.											Page 30 of 32

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	8,765.50	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	9,902.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	5,358.40	0.00	0.00	4,172.90	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	4,497.06	0.00	0.00	57,100.33	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	1,096.38	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	607.54	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	1,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
119	0.00	0.00	1,000.00	0.00	0.00	139.15	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	30,523.74	0.00	1,703.92	61,412.38	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		93,640.04

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Supplemental Notes
None

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32